Fair Value Measurements (Details) - USD ($)	1 Months Ended	5 Months Ended
	Sep. 25, 2020	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Balance in investments held in trust account		$ 1,000
Derivative warrant liabilities	$ 16,090,000
Change in fair value of derivative warrant liabilities		$ 33,220,000